UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Commodity Strategy Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity- linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2022*

% of fund’s total commodity-linked investments
Commodity Futures	100.0%

Commodity Sector Diversification as of January 31, 2022*

% of fund’s total commodity-linked investments
Energy	32.3%
Agriculture	28.9%
Precious Metals	18.6%
Industrial Metals	14.8%
Livestock	5.4%

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Money Market Funds - 92.0%
	Shares	Value
Fidelity Cash Central Fund 0.08% (a)
(Cost $117,448,845)	117,425,360	117,448,845
TOTAL INVESTMENT IN SECURITIES - 92.0%
(Cost $117,448,845)		117,448,845
NET OTHER ASSETS (LIABILITIES) - 8.0%		10,215,827
NET ASSETS - 100%		$127,664,672

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	220	March 2022	$6,886,000	$670,807	$670,807
CBOT KC HRW Wheat Contracts (United States)	52	March 2022	2,031,250	(18,572)	(18,572)
CBOT Soybean Contracts (United States)	99	March 2022	7,377,975	1,000,550	1,000,550
CBOT Soybean Meal Contracts (United States)	102	March 2022	4,272,780	517,883	517,883
CBOT Soybean Oil Contracts (United States)	107	March 2022	4,161,444	616,926	616,926
CBOT Wheat Contracts (United States)	91	March 2022	3,463,688	(101,285)	(101,285)
CME Lean Hogs Contracts (United States)	63	April 2022	2,411,640	259,095	259,095
CME Live Cattle Contracts (United States)	78	April 2022	4,509,180	107,311	107,311
COMEX Copper Contracts (United States)	59	March 2022	6,397,813	(24,153)	(24,153)
COMEX Gold 100 oz. Contracts (United States)	100	April 2022	17,993,000	(159,092)	(159,092)
COMEX Silver Contracts (United States)	51	March 2022	5,734,950	(330,844)	(330,844)
ICE Brent Crude Contracts (United Kingdom)	101	March 2022	8,894,060	635,812	635,812
ICE Coffee 'C' Contracts (United States)	37	March 2022	3,262,013	417,807	417,807
ICE Cotton No. 2 Contracts (United States)	31	March 2022	1,977,335	209,834	209,834
ICE Low Sulphur Gasoil Contracts (United States)	45	March 2022	3,531,375	640,525	640,525
ICE Sugar No. 11 Contracts (United States)	163	Feb. 2022	3,326,243	(266,478)	(266,478)
LME Aluminum Contracts (United Kingdom)	69	March 2022	5,225,025	701,147	701,147
LME Nickel Contracts (United Kingdom)	26	March 2022	3,523,728	404,079	404,079
LME Zinc Contracts (United Kingdom)	42	March 2022	3,786,825	330,781	330,781
NYMEX Gasoline RBOB Contracts (United States)	27	Feb. 2022	2,911,658	520,536	520,536
NYMEX Natural Gas Contracts (United States)	258	Feb. 2022	12,559,440	3,150,011	3,150,011
NYMEX NY Harbor ULSD Contracts (United States)	24	Feb. 2022	2,741,054	506,727	506,727
NYMEX WTI Crude Oil Contracts (United States)	121	Feb. 2022	10,687,930	2,110,397	2,110,397
TOTAL FUTURES CONTRACTS					$11,899,804

The notional amount of futures purchased as a percentage of Net Assets is 100.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $142,740,132.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$137,985,374	$115,722,550	$136,259,079	$44,412	$(61)	$61	$117,448,845	0.2%
Total	$137,985,374	$115,722,550	$136,259,079	$44,412	$(61)	$61	$117,448,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Commodity Strategy Cayman Ltd.	$23,793,905	$15,299,884	$30,000,229	$--	$13,385,409	$1,770,842	$24,249,811

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$117,448,845	$117,448,845	$--	$--
Total Investments in Securities:	$117,448,845	$117,448,845	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$12,800,228	$12,800,228	$--	$--
Total Assets	$12,800,228	$12,800,228	$--	$--
Liabilities
Futures Contracts	$(900,424)	$(900,424)	$--	$--
Total Liabilities	$(900,424)	$(900,424)	$--	$--
Total Derivative Instruments:	$11,899,804	$11,899,804	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$12,800,228	$(900,424)
Total Commodity Risk	12,800,228	(900,424)
Total Value of Derivatives	$12,800,228	$(900,424)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$12,800,228	$(900,424)	$--	$--	$11,899,804

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $117,448,845)	$117,448,845
Total Investment in Securities (cost $117,448,845)		$117,448,845
Segregated cash with brokers for derivative instruments		7,585,712
Receivable for fund shares sold		3,916
Distributions receivable from Fidelity Central Funds		7,756
Receivable for daily variation margin on futures contracts		2,681,386
Total assets		127,727,615
Liabilities
Accrued management fee	$40,824
Transfer agent fee payable	20,412
Other payables and accrued expenses	1,707
Total liabilities		62,943
Net Assets		$127,664,672
Net Assets consist of:
Paid in capital		$112,254,309
Total accumulated earnings (loss)		15,410,363
Net Assets		$127,664,672
Net Asset Value, offering price and redemption price per share ($127,664,672 ÷ 13,393,212 shares)		$9.53

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Interest		$2,773
Income from Fidelity Central Funds		44,412
Total income		47,185
Expenses
Management fee	$294,709
Transfer agent fees	147,080
Custodian fees and expenses	861
Independent trustees' fees and expenses	246
Subsidiary directors' fees	7,500
Total expenses before reductions	450,396
Expense reductions	(6)
Total expenses after reductions		450,390
Net investment income (loss)		(403,205)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	720
Fidelity Central Funds	(61)
Futures contracts	6,180,126
Total net realized gain (loss)		6,180,785
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	617
Fidelity Central Funds	(61)
Futures contracts	8,975,726
Total change in net unrealized appreciation (depreciation)		8,976,282
Net gain (loss)		15,157,067
Net increase (decrease) in net assets resulting from operations		$14,753,862

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(403,205)	$(405,041)
Net realized gain (loss)	6,180,785	20,054,434
Change in net unrealized appreciation (depreciation)	8,976,282	1,482,088
Net increase (decrease) in net assets resulting from operations	14,753,862	21,131,481
Distributions to shareholders	(20,670,544)	–
Share transactions
Proceeds from sales of shares	330,537	110,675,022
Reinvestment of distributions	20,670,544	–
Cost of shares redeemed	(41,388,928)	(57,965)
Net increase (decrease) in net assets resulting from share transactions	(20,387,847)	110,617,057
Total increase (decrease) in net assets	(26,304,529)	131,748,538
Net Assets
Beginning of period	153,969,201	22,220,663
End of period	$127,664,672	$153,969,201
Other Information
Shares
Sold	36,062	12,524,025
Issued in reinvestment of distributions	2,403,552	–
Redeemed	(4,699,960)	(6,599)
Net increase (decrease)	(2,260,346)	12,517,426

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Commodity Strategy Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$7.09	$8.63	$10.29	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.02)	(.05)	.12	.16	.09	.01
Net realized and unrealized gain (loss)	1.03	2.80	(1.08)	(.78)	.09	.14
Total from investment operations	1.01	2.75	(.96)	(.62)	.18	.15
Distributions from net investment income	(1.32)	–	(.57)	(.21)	(.02)	–
Distributions from net realized gain	–	–	–	(.83)	(.02)	–
Tax Return of capital	–	–	(.01)	–	–	–
Total distributions	(1.32)	–	(.58)	(1.04)	(.04)	–
Net asset value, end of period	$9.53	$9.84	$7.09	$8.63	$10.29	$10.15
Total ReturnD,E	11.71%	38.98%	(12.10)%	(6.32)%	1.76%	1.50%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.61%H	.62%	.61%	.61%	.65%	.65%H
Expenses net of fee waivers, if any	.61%H	.62%	.61%	.60%	.60%	.60%H
Expenses net of all reductions	.61%H	.62%	.61%	.60%	.60%	.60%H
Net investment income (loss)	(.55)%H	(.56)%	1.41%	1.78%	.83%	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$127,665	$153,969	$22,221	$603,679	$362,178	$422,999
Portfolio turnover rateI	0%	0%	0%	0%	0%	0%

 A For the period May 30, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Consolidated Subsidiary.

The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Fidelity Commodity Strategy Fund	Geode Commodity Strategy Cayman Ltd.	24,249,811	19.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR) and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,800,229
Gross unrealized depreciation	(900,425)
Net unrealized appreciation (depreciation)	$11,899,804
Tax cost	$117,448,845

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17)

Due to large redemptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in the future period, those capital losses will be available to offset capital gains in subsequent periods.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .20% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Commodity Strategy Fund	.61%
Actual		$1,000.00	$1,117.10	$3.26
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with senior management of Geode about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with Fidelity the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods. No performance peer group information was considered by the Board due to the fact that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and below the median of its ASPG for 2020, and considered that the fund tracks a specialized commodity index.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by Geode under the fund's management contract. The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Geode may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked above the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020. The Board considered that the fund's total expense ratio is above the similar sales load structure group competitive median primarily as a result of the fund's higher management fee as discussed above. The Board noted that the fund tracks a specialized commodity index while most of the funds in its peer group track equity stock indexes. The Board noted that the fund's total expense ratio is the lowest when compared to the two other classes with a Commodities objective in its similar sales load structure group.

Fees Charged to Other Geode and Fidelity Clients.  The Board also considered information, including fee rates, about management services provided by Geode to other clients in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management and/or servicing of the fund and other Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Geode and Fidelity regarding Geode's and Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

CSZ-SANN-0422
1.9879553.104

Fidelity® SAI Inflation-Focused Fund

Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity- linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2022*

% of fund’s total commodity-linked investments
Commodity Futures	100.0%

Commodity Sector Diversification as of January 31, 2022*

% of fund’s total commodity-linked investments
Energy	35.1%
Agriculture	27.0%
Precious Metals	18.4%
Industrial Metals	15.5%
Livestock	4.0%

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 88.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$987,282	$1,122,287
2.375% 1/15/25	1,512,888	1,701,016
2.375% 1/15/27	942,737	1,116,630
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/22	2,478,950	2,507,221
0.125% 7/15/22	2,388,312	2,443,178
0.125% 1/15/23	2,924,929	3,005,124
0.125% 7/15/24 (a)	2,448,832	2,581,943
0.125% 10/15/24	2,163,430	2,282,809
0.125% 4/15/25	1,780,879	1,880,354
0.125% 10/15/25	2,156,346	2,287,752
0.125% 4/15/26 (a)	1,678,818	1,780,472
0.125% 7/15/26 (a)	2,046,623	2,182,570
0.125% 10/15/26	2,303,867	2,458,172
0.25% 1/15/25	2,230,824	2,361,375
0.375% 7/15/23	2,811,523	2,936,322
0.375% 7/15/25	2,462,519	2,636,006
0.375% 1/15/27	1,935,376	2,089,212
0.5% 4/15/24	1,508,720	1,591,350
0.625% 4/15/23	2,496,467	2,592,566
0.625% 1/15/24	2,699,305	2,843,706
0.625% 1/15/26	2,051,759	2,215,852
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $45,957,407)		46,615,917
	Shares	Value

Money Market Funds - 20.0%
Fidelity Cash Central Fund 0.08% (b)
(Cost $10,582,233)	10,580,118	10,582,233
TOTAL INVESTMENT IN SECURITIES - 108.1%
(Cost $56,539,640)		57,198,150
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(4,277,678)
NET ASSETS - 100%		$52,920,472

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	39	July 2022	$1,207,538	$117,671	$117,671
CBOT Corn Contracts (United States)	30	May 2022	936,750	8,047	8,047
CBOT Corn Contracts (United States)	25	Sept. 2022	731,875	27,382	27,382
CBOT KC HRW Wheat Contracts (United States)	7	May 2022	274,488	(835)	(835)
CBOT KC HRW Wheat Contracts (United States)	7	Sept. 2022	275,713	2,703	2,703
CBOT Soybean Contracts (United States)	8	May 2022	598,100	26,010	26,010
CBOT Soybean Contracts (United States)	15	Nov. 2022	1,025,250	97,240	97,240
CBOT Soybean Contracts (United States)	15	July 2022	623,550	11,281	11,281
CBOT Soybean Contracts (United States)	14	July 2022	1,044,750	13,258	13,258
CBOT Soybean Meal Contracts (United States)	28	May 2022	1,167,600	68,383	68,383
CBOT Soybean Oil Contracts (United States)	6	July 2022	231,840	(1,422)	(1,422)
CBOT Soybean Oil Contracts (United States)	4	May 2022	155,544	2,843	2,843
CBOT Soybean Oil Contracts (United States)	25	Dec. 2022	924,300	105,833	105,833
CBOT Wheat Contracts (United States)	14	May 2022	536,375	(17,581)	(17,581)
CBOT Wheat Contracts (United States)	13	Sept. 2022	494,813	(12,024)	(12,024)
CME Lean Hogs Contracts (United States)	9	April 2022	344,520	35,888	35,888
CME Lean Hogs Contracts (United States)	8	August 2022	335,200	28,623	28,623
CME Live Cattle Contracts (United States)	25	April 2022	1,445,250	37,737	37,737
COMEX Copper Contracts (United States)	16	May 2022	1,735,600	(36,299)	(36,299)
COMEX Copper Contracts (United States)	8	July 2022	867,300	5,756	5,756
COMEX Gold 100 oz. Contracts (United States)	41	April 2022	7,377,130	(65,807)	(65,807)
COMEX Silver Contracts (United States)	21	March 2022	2,361,450	(154,469)	(154,469)
ICE Brent Crude Contracts (United Kingdom)	47	March 2022	4,138,820	297,658	297,658
ICE Coffee 'C' Contracts (United States)	8	May 2022	706,500	(4,571)	(4,571)
ICE Coffee 'C' Contracts (United States)	3	Sept. 2022	262,800	(185)	(185)
ICE Cotton No. 2 Contracts (United States)	11	May 2022	676,885	22,377	22,377
ICE Cotton No. 2 Contracts (United States)	8	Dec. 2022	403,480	46,311	46,311
ICE Cotton No. 2 Contracts (United States)	2	July 2022	119,660	(492)	(492)
ICE Low Sulphur Gasoil Contracts (United States)	24	May 2022	1,812,000	31,362	31,362
ICE Sugar No. 11 Contracts (United States)	67	April 2022	1,335,712	(13,655)	(13,655)
ICE Sugar No. 11 Contracts (United States)	23	June 2022	453,376	(29,539)	(29,539)
LME Aluminum Contracts (United Kingdom)	10	July 2022	750,500	76,027	76,027
LME Aluminum Contracts (United Kingdom)	19	May 2022	1,432,956	(11,762)	(11,762)
LME Nickel Contracts (United Kingdom)	4	July 2022	527,376	40,681	40,681
LME Nickel Contracts (United Kingdom)	10	May 2022	1,333,980	(10,356)	(10,356)
LME Zinc Contracts (United Kingdom)	6	July 2022	532,275	44,235	44,235
LME Zinc Contracts (United Kingdom)	11	July 2022	983,950	(3,814)	(3,814)
NYMEX Gasoline RBOB Contracts (United States)	7	August 2022	731,296	103,454	103,454
NYMEX Natural Gas Contracts (United States)	61	Feb. 2022	2,969,480	362,020	362,020
NYMEX Natural Gas Contracts (United States)	51	April 2022	2,374,050	473,374	473,374
NYMEX Natural Gas Contracts (United States)	6	June 2022	283,860	59,878	59,878
NYMEX NY Harbor ULSD Contracts (United States)	14	April 2022	1,524,978	26,492	26,492
NYMEX WTI Crude Oil Contracts (United States)	56	April 2022	4,772,320	98,216	98,216
TOTAL FUTURES CONTRACTS					$1,907,929

The notional amount of futures purchased as a percentage of Net Assets is 99.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $492,203,696.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,079,664.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$134,326,785	$528,192,292	$651,936,844	$8,822	$--	$--	$10,582,233	0.0%
Total	$134,326,785	$528,192,292	$651,936,844	$8,822	$--	$--	$10,582,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode SAI Inflation-Focused Cayman Ltd.	$279,764,632	$107,429,265	$452,847,214	$--	$250,415,301	$(174,947,314)	$9,814,670

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$46,615,917	$--	$46,615,917	$--
Money Market Funds	10,582,233	10,582,233	--	--
Total Investments in Securities:	$57,198,150	$10,582,233	$46,615,917	$--
Derivative Instruments:
Assets
Futures Contracts	$2,270,739	$2,270,739	$--	$--
Total Assets	$2,270,739	$2,270,739	$--	$--
Liabilities
Futures Contracts	$(362,810)	$(362,810)	$--	$--
Total Liabilities	$(362,810)	$(362,810)	$--	$--
Total Derivative Instruments:	$1,907,929	$1,907,929	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$2,270,739	$(362,810)
Total Commodity Risk	2,270,739	(362,810)
Total Value of Derivatives	$2,270,739	$(362,810)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$2,270,739	$(362,810)	$--	$--	$1,907,929

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $45,957,407)	$46,615,917
Fidelity Central Funds (cost $10,582,233)	10,582,233
Total Investment in Securities (cost $56,539,640)		$57,198,150
Segregated cash with brokers for derivative instruments		11,619
Interest receivable		16,606
Distributions receivable from Fidelity Central Funds		373
Receivable for daily variation margin on futures contracts		1,097,096
Prepaid expenses		2,199
Total assets		58,326,043
Liabilities
Payable for investments purchased	$5,338,491
Payable for fund shares redeemed	15,507
Accrued management fee	16,198
Other payables and accrued expenses	35,375
Total liabilities		5,405,571
Net Assets		$52,920,472
Net Assets consist of:
Excess of amounts paid on value of shares redeemed over paid in capital		$(49,366,652)
Total accumulated earnings (loss)		102,287,124
Net Assets		$52,920,472
Net Asset Value, offering price and redemption price per share ($52,920,472 ÷ 4,890,525 shares)		$10.82

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Interest		$15,511,655
Income from Fidelity Central Funds		8,822
Total income		15,520,477
Expenses
Management fee	$1,058,624
Custodian fees and expenses	1,273
Independent trustees' fees and expenses	2,074
Registration fees	28,962
Audit	33,066
Subsidiary directors' fees	7,500
Legal	900
Miscellaneous	4,005
Total expenses before reductions	1,136,404
Expense reductions	(51)
Total expenses after reductions		1,136,353
Net investment income (loss)		14,384,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,186,022
Futures contracts	122,999,810
Total net realized gain (loss)		134,185,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(20,992,878)
Futures contracts	(48,146,308)
Total change in net unrealized appreciation (depreciation)		(69,139,186)
Net gain (loss)		65,046,646
Net increase (decrease) in net assets resulting from operations		$79,430,770

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,384,124	$44,740,658
Net realized gain (loss)	134,185,832	299,869,117
Change in net unrealized appreciation (depreciation)	(69,139,186)	69,182,794
Net increase (decrease) in net assets resulting from operations	79,430,770	413,792,569
Distributions to shareholders	(391,904,775)	(1,115,708)
Share transactions
Proceeds from sales of shares	48,857,191	2,515,355,937
Reinvestment of distributions	390,754,524	1,108,188
Cost of shares redeemed	(1,842,437,415)	(1,193,151,243)
Net increase (decrease) in net assets resulting from share transactions	(1,402,825,700)	1,323,312,882
Total increase (decrease) in net assets	(1,715,299,705)	1,735,989,743
Net Assets
Beginning of period	1,768,220,177	32,230,434
End of period	$52,920,472	$1,768,220,177
Other Information
Shares
Sold	4,057,453	221,143,187
Issued in reinvestment of distributions	37,373,675	113,977
Redeemed	(170,354,770)	(90,906,672)
Net increase (decrease)	(128,923,642)	130,350,492

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity SAI Inflation-Focused Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$9.31	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.50	.12	.21
Net realized and unrealized gain (loss)	.90	3.72	(.93)	.14
Total from investment operations	1.20	4.22	(.81)	.35
Distributions from net investment income	(3.54)	(.32)	(.20)	(.01)D
Distributions from net realized gain	(.05)	–	(.02)	–
Total distributions	(3.59)	(.32)	(.22)	(.01)
Net asset value, end of period	$10.82	$13.21	$9.31	$10.34
Total ReturnE,F	11.95%	46.61%	(8.05)%	3.50%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.39%I	.40%	.41%	.52%I
Expenses net of fee waivers, if any	.39%I	.40%	.41%	.50%I
Expenses net of all reductions	.39%I	.40%	.41%	.50%I
Net investment income (loss)	4.95%I	4.15%	1.18%	3.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$52,920	$1,768,220	$32,230	$1,230,762
Portfolio turnover rateJ	16%I	101%	40%	21%I

 A For the period December 20, 2018 (commencement of operations) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Consolidated Subsidiary.

The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Fidelity SAI Inflation-Focused Fund	Geode SAI Inflation-Focused Cayman Ltd.	9,814,670	18.5

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR) and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%.

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, controlled foreign corporations, deemed dividend distribution and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,094,339
Gross unrealized depreciation	(537,436)
Net unrealized appreciation (depreciation)	$2,556,903
Tax cost	$56,549,176

Due to large subscriptions in the prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in the future period, those capital losses will be available to offset capital gains in subsequent periods.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .38% of the Fund's average net assets.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Inflation-Focused Fund	$802

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $51.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund
Fidelity SAI Inflation-Focused Fund	24%	24%	24%	24%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity SAI Inflation-Focused Fund	.39%
Actual		$1,000.00	$1,119.50	$2.08
Hypothetical-C		$1,000.00	$1,023.24	$1.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Inflation-Focused Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with senior management of Geode about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with Fidelity the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through November 30, 2021.

Fees Charged to Other Geode and Fidelity Clients.  The Board also considered information, including fee rates, about management services provided by Geode to other clients, if any, in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management and/or servicing of the fund and other Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Geode and Fidelity regarding Geode's and Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

IFF-SANN-0422
1.9892163.103

Fidelity® Series Commodity Strategy Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity- linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2022*

% of fund’s total commodity-linked investments
Commodity Swaps	96.1%
Commodity Futures	3.9%

Commodity Sector Diversification as of January 31, 2022*

% of fund’s total commodity-linked investments
Energy	32.2%
Agriculture	29.0%
Precious Metals	18.5%
Industrial Metals	14.9%
Livestock	5.4%

* Investments in Commodity Swaps provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 23 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 11.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 2/17/22 to 4/14/22 (a)
(Cost $579,954,993)	580,000,000	579,904,655
	Shares	Value

Money Market Funds - 90.5%
Fidelity Cash Central Fund 0.08% (b)
(Cost $4,756,354,026)	4,755,891,938	4,756,843,116
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $5,336,309,019)		5,336,747,771
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(80,991,863)
NET ASSETS - 100%		$5,255,755,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	358	March 2022	$11,205,400	$664,894	$664,894
CBOT KC HRW Wheat Contracts (United States)	84	March 2022	3,281,250	(30,718)	(30,718)
CBOT Soybean Contracts (United States)	161	March 2022	11,998,525	1,189,335	1,189,335
CBOT Soybean Meal Contracts (United States)	166	March 2022	6,953,740	671,590	671,590
CBOT Soybean Oil Contracts (United States)	174	March 2022	6,767,208	754,160	754,160
CBOT Wheat Contracts (United States)	148	March 2022	5,633,250	(78,711)	(78,711)
CME Lean Hogs Contracts (United States)	103	April 2022	3,942,840	284,980	284,980
CME Live Cattle Contracts (United States)	127	April 2022	7,341,870	167,166	167,166
COMEX Copper Contracts (United States)	96	March 2022	10,413,575	88,324	88,324
COMEX Gold 100 oz. Contracts (United States)	162	April 2022	29,154,170	(54,767)	(54,767)
COMEX Silver Contracts (United States)	83	March 2022	9,337,715	36,281	36,281
ICE Brent Crude Contracts (United Kingdom)	165	March 2022	14,533,890	738,224	738,224
ICE Coffee 'C' Contracts (United States)	61	March 2022	5,377,913	389,879	389,879
ICE Cotton No. 2 Contracts (United States)	51	March 2022	3,253,035	425,938	425,938
ICE Low Sulphur Gasoil Contracts (United States)	72	March 2022	5,652,000	701,122	701,122
ICE Sugar No. 11 Contracts (United States)	265	Feb. 2022	5,407,696	(75,860)	(75,860)
LME Aluminum Contracts (United Kingdom)	111	March 2022	8,405,475	661,440	661,440
LME Nickel Contracts (United Kingdom)	42	March 2022	5,692,176	487,740	487,740
LME Zinc Contracts (United Kingdom)	67	March 2022	6,040,888	327,335	327,335
NYMEX Gasoline RBOB Contracts (United States)	44	Feb. 2022	4,747,142	562,270	562,270
NYMEX Natural Gas Contracts (United States)	420	Feb. 2022	20,442,660	4,294,177	4,294,177
NYMEX NY Harbor ULSD Contracts (United States)	39	Feb. 2022	4,454,818	520,699	520,699
NYMEX WTI Crude Oil Contracts (United States)	197	Feb. 2022	17,405,150	2,362,138	2,362,139
TOTAL FUTURES CONTRACTS					$15,087,637

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $213,760,627.

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Feb. 2022	$150,000,000	$4,083,716	$0	$4,083,716
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Feb. 2022	140,000,000	4,724,416	0	4,724,416
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Mar. 2022	175,000,000	10,168,274	0	10,168,274
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Mar. 2022	170,000,000	9,197,525	0	9,197,525
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Mar. 2022	140,000,000	9,418,744	0	9,418,744
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Mar. 2022	130,000,000	2,179,458	0	2,179,458
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Mar. 2022	100,000,000	12,474,770	0	12,474,770
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Feb. 2022	178,000,000	8,027,960	0	8,027,960
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Feb. 2022	140,000,000	4,724,416	0	4,724,416
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Feb. 2022	108,000,000	5,036,724	0	5,036,724
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Mar. 2022	170,000,000	9,881,571	0	9,881,571
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Mar. 2022	150,000,000	17,473,569	0	17,473,569
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Mar. 2022	100,000,000	13,394,990	0	13,394,990
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Feb. 2022	150,000,000	5,231,903	0	5,231,903
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Mar. 2022	170,000,000	19,798,255	0	19,798,255
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Mar. 2022	130,000,000	2,748,803	0	2,748,803
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2022	190,000,000	10,398,952	0	10,398,952
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2022	179,000,000	9,572,113	0	9,572,113
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2022	140,000,000	5,011,576	0	5,011,576
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Mar. 2022	150,000,000	6,697,485	0	6,697,485
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Mar. 2022	100,000,000	1,676,835	0	1,676,835
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Merrill Lynch International	Feb. 2022	200,000,000	7,159,395	0	7,159,395
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 7 basis points	At Maturity	Merrill Lynch International	Mar. 2022	200,000,000	22,524,917	0	22,524,917
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Merrill Lynch International	Mar. 2022	195,000,000	10,546,095	0	10,546,095
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Mar. 2022	110,000,000	2,634,493	0	2,634,493
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Mar. 2022	100,000,000	6,728,386	0	6,728,386
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Feb. 2022	164,000,000	10,235,670	0	10,235,670
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Mar. 2022	160,000,000	3,383,625	0	3,383,625
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Mar. 2022	150,000,000	19,535,417	0	19,535,417
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb. 2022	133,000,000	6,963,472	0	6,963,472
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb. 2022	100,000,000	3,493,141	0	3,493,141
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Mar. 2022	150,000,000	6,691,239	0	6,691,239
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	UBS AG	Mar. 2022	50,000,000	6,746,605	0	6,746,605

TOTAL RETURN SWAPS								$278,564,510	$0	$278,564,510

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount for swaps in the aggregate was $6,253,333,333.

Legend

 (a) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $169,392,166.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$6,712,738,561	$2,649,386,174	$4,605,281,617	$1,959,644	$--	$(2)	$4,756,843,116	8.3%
Total	$6,712,738,561	$2,649,386,174	$4,605,281,617	$1,959,644	$--	$(2)	$4,756,843,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$1,164,476,080	$75,000,000	$870,000,196	$-	$744,209,829	$(38,888,547)	$1,074,797,166

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$579,904,655	$--	$579,904,655	$--
Money Market Funds	4,756,843,116	4,756,843,116	--	--
Total Investments in Securities:	$5,336,747,771	$4,756,843,116	$579,904,655	$--
Derivative Instruments:
Assets
Futures Contracts	$15,327,692	$15,327,692	$--	$--
Swaps	278,564,510	--	278,564,510	--
Total Assets	$293,892,202	$15,327,692	$278,564,510	$--
Liabilities
Futures Contracts	$(240,055)	$(240,055)	$--	$--
Total Liabilities	$(240,055)	$(240,055)	$--	$--
Total Derivative Instruments:	$293,652,147	$15,087,637	$278,564,510	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$15,327,692	$(240,055)
Swaps(b)	278,564,510	0
Total Commodity Risk	293,892,202	(240,055)
Total Value of Derivatives	$293,892,202	$(240,055)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Merrill Lynch International	$49,593,286	$--	$--	$--	$49,593,286
Goldman Sachs Bank USA	40,750,130	--	--	--	40,750,130
Macquarie Bank Ltd.	33,356,961	--	--	--	33,356,961
Citibank, N.A.	33,270,497	--	--	--	33,270,497
Royal Bank of Canada	33,154,712	--	--	--	33,154,712
JPMorgan Chase Bank, N.A.	27,778,961	--	--	--	27,778,961
Canadian Imperial Bank Of Commerce	18,976,406	--	--	--	18,976,406
Credit Suisse International	17,789,100	--	--	--	17,789,100
Societe Generale	17,147,852	--	--	--	17,147,852
UBS AG	6,746,605	--	--	--	6,746,606
Exchange Traded Futures	15,327,692	(240,055)	--	--	15,087,637
Total	$293,892,202	$(240,055)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $579,954,993)	$579,904,655
Fidelity Central Funds (cost $4,756,354,026)	4,756,843,116
Total Investment in Securities (cost $5,336,309,019)		$5,336,747,771
Segregated cash with brokers for derivative instruments		13,764,616
Receivable for investments sold		18,429,756
Receivable for fund shares sold		85,511
Distributions receivable from Fidelity Central Funds		330,869
Receivable for daily variation margin on futures contracts		4,172,787
Bi-lateral OTC swaps, at value		278,564,510
Total assets		5,652,095,820
Liabilities
Payable for fund shares redeemed	$396,333,661
Other payables and accrued expenses	6,251
Total liabilities		396,339,912
Net Assets		$5,255,755,908
Net Assets consist of:
Paid in capital		$4,359,424,130
Total accumulated earnings (loss)		896,331,778
Net Assets		$5,255,755,908
Net Asset Value, offering price and redemption price per share ($5,255,755,908 ÷ 1,182,583,369 shares)		$4.44

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Interest		$140,548
Income from Fidelity Central Funds		1,959,644
Total income		2,100,192
Expenses
Custodian fees and expenses	$10,899
Independent trustees' fees and expenses	12,325
Subsidiary directors' fees	7,500
Total expenses before reductions	30,724
Expense reductions	(771)
Total expenses after reductions		29,953
Net investment income (loss)		2,070,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65
Futures contracts	7,439,927
Swaps	715,349,020
Total net realized gain (loss)		722,789,012
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,494)
Fidelity Central Funds	(2)
Futures contracts	7,775,703
Swaps	(25,437,816)
Total change in net unrealized appreciation (depreciation)		(17,687,609)
Net gain (loss)		705,101,403
Net increase (decrease) in net assets resulting from operations		$707,171,642

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,070,239	$5,022,040
Net realized gain (loss)	722,789,012	2,332,578,554
Change in net unrealized appreciation (depreciation)	(17,687,609)	(40,914,997)
Net increase (decrease) in net assets resulting from operations	707,171,642	2,296,685,597
Distributions to shareholders	(2,301,156,298)	(27,715,038)
Share transactions
Proceeds from sales of shares	321,068,990	1,755,694,315
Reinvestment of distributions	2,301,156,298	27,715,038
Cost of shares redeemed	(3,247,201,175)	(2,385,975,051)
Net increase (decrease) in net assets resulting from share transactions	(624,975,887)	(602,565,698)
Total increase (decrease) in net assets	(2,218,960,543)	1,666,404,861
Net Assets
Beginning of period	7,474,716,451	5,808,311,590
End of period	$5,255,755,908	$7,474,716,451
Other Information
Shares
Sold	64,800,339	361,536,517
Issued in reinvestment of distributions	575,289,074	6,560,059
Redeemed	(779,517,562)	(476,159,947)
Net increase (decrease)	(139,428,149)	(108,063,371)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Series Commodity Strategy Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$5.65	$4.06	$4.67	$5.33	$5.24	$5.22
Income from Investment Operations
Net investment income (loss)A,B	–C	–C	.06	.11	.08	.01
Net realized and unrealized gain (loss)	.50	1.61	(.60)	(.41)	.04	.01
Total from investment operations	.50	1.61	(.54)	(.30)	.12	.02
Distributions from net investment income	(1.71)	(.02)	(.07)	(.09)	(.03)	–
Distributions from net realized gain	–	–	–	(.27)	–	–
Total distributions	(1.71)	(.02)	(.07)	(.36)	(.03)	–
Net asset value, end of period	$4.44	$5.65	$4.06	$4.67	$5.33	$5.24
Total ReturnD,E	12.12%	39.82%	(11.72)%	(5.84)%	2.27%	.38%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	- %H,I	- %I	- %I	.01%	.05%	.56%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.01%	.05%	.52%
Expenses net of all reductions	- %H,I	- %I	- %I	.01%	.05%	.52%
Net investment income (loss)	.06%H	.07%	1.30%	2.36%	1.41%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$5,255,756	$7,474,716	$5,808,312	$7,246,626	$4,169,903	$1,805,457
Portfolio turnover rateJ	0%	0%	0%	0%	0%	0%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Consolidated Subsidiary.

The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Fidelity Series Commodity Strategy Fund	Geode Series Commodity Return Cayman Ltd.	1,074,797,166	20.4

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR) and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%.

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$294,330,954
Gross unrealized depreciation	(240,055)
Net unrealized appreciation (depreciation)	$294,090,899
Tax cost	$5,336,309,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(85,407,405)
Long-term	(28,516,865)
Total capital loss carryforward	$(113,924,270)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$7,439,927	$7,775,703
Swaps	715,349,020	(25,437,816)
Total Commodity Risk	$722,788,947	$(17,662,113)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $771.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Series Commodity Strategy Fund	- %-C
Actual		$1,000.00	$1,121.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Commodity Strategy Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays Geode an asset-based management fee for providing services to the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that Geode has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2023.

Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Geode in managing the fund. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, a public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Geode and Fidelity regarding Geode's and Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

SCR-S-SANN-0422
1.899302.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022